Operating expenses - Additional information (Details) £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
Statement
Depreciation and other amortisation, excluding exceptional	£ 491
Exhibitions
Statement
Depreciation and other amortisation, exceptional	£ 38